Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
13.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2010	2011
	RMB	RMB
Accounts payable and other payables	6,629	8,514
Salary and wages	4,064	7,896
Accrued expenses	1,859	32

	12,552	16,442